Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Summary of provisions

	Tax and social
	security	Dilapidations	Total
	£ 000	£ 000	£ 000
As at January 1, 2023	264	101	365
Additions	76	—	76
Reversals	(192)	—	(192)
Unwinding of discount	—	7	7
As at December 31, 2023	148	108	256
Additions	356	—	356
Unwinding of discount	—	8	8
As at December 31, 2024	504	116	620